SUBSEQUENT EVENTS (Details Textual) - USD ($)		3 Months Ended	9 Months Ended			12 Months Ended
	Oct. 14, 2015	Dec. 31, 2015	Sep. 30, 2015		Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 15, 2015	Mar. 13, 2015	Feb. 27, 2015	Dec. 31, 2012
Subsequent Event [Line Items]
Real Estate Investment Property, Net, Total			$ 33,429,476	[1]		$ 28,792,141	$ 12,125,420				$ 342,010
Proceeds From Notes Payable			$ 3,526,985		$ 7,570,000	$ 11,522,140	$ 500,000
Debt Instrument, Interest Rate During Period			4.25%			4.25%
Wholly Owned Properties [Member]
Subsequent Event [Line Items]
Real Estate Investment Property, Net, Total									$ 3,326,853	$ 9,417,682
Original Purchase And Sale Agreement [Member]
Subsequent Event [Line Items]
Real Estate Investment Property, Net, Total									4,150,134
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	4.25%
Proceeds Subject To Holdback Agreement	$ 139,162
Percentage Of Prepayment Penalty On Principal Amounts	3.00%
Proceeds from Other Short-term Debt		$ 4,875,898
Proceeds From Notes Payable		$ 5,015,060
Debt Instrument, Interest Rate During Period	1.00%
Subsequent Event [Member] | 21 Residential Homes
Subsequent Event [Line Items]
Real Estate Investment Property, Net, Total	$ 9,418,000
Subsequent Event [Member] | Single Family Home Purchase [Member]
Subsequent Event [Line Items]
Real Estate Investment Property, Net, Total	$ 3,057,000
Subsequent Event [Member] | Single Family Home Additional Purchase [Member]
Subsequent Event [Line Items]
Real Estate Investment Property, Net, Total								$ 675,039
Reven Housing Florida, LLC [Member] | Silvergate Bank [Member]
Subsequent Event [Line Items]
Debt Instrument Prepayment Penalt Percentage						3.00%
Debt Instrument, Annual Principal Payment									$ 3,526,985
Debt Instrument, Interest Rate, Stated Percentage						1.00%
Debt Instrument, Interest Rate, Effective Percentage						4.25%
Debt Instrument, Convertible, Remaining Discount Amortization Period			25 years			25 years
Debt Instrument, Maturity Date			Apr. 05, 2020			Apr. 05, 2020

[1]	Reflects our unaudited historical consolidated balance sheet as of September 30, 2015 included elsewhere within this prospectus.